REVENUE - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 15,396	$ 14,655
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,305	12,533
Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,091	2,122
Operating segments | Wireless
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,197	8,768
Operating segments | Wireless | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,131	6,666
Operating segments | Wireless | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,066	2,102
Operating segments | Cable
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,071	4,072
Operating segments | Cable | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,046	4,052
Operating segments | Cable | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25	20
Operating segments | Media
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,277	1,975
Corporate items and intercompany eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ (149)	$ (160)